MFS(R) VARIABLE INSURANCE TRUST II (Formerly, MFS(R)/Sun Life Series Trust):

                      MFS(R) Global Total Return Portfolio

          Supplement to the Current Statement of Additional Information

Effective immediately, the sub-section entitled "Other Accounts", under Appendix D entitled "Portfolio Manager(s)" for the MFS Global Total Return Portfolio is hereby restated as follows:

Other Accounts. In addition to the Fund, the Fund's portfolio manager is responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which, as of April 30, 2009 were as follows:

----------------------- ----------------------------------- ------------------------------------- ----------------------------------
  Portfolio Manager      Registered Investment Companies      Other Pooled Investment Vehicles                 Other Accounts
----------------------- ----------------------------------- ------------------------------------- ----------------------------------
----------------------- ----------------- ----------------- ------------------ ------------------ ------------------ ---------------
                           Number of           Total            Number of            Total            Number of            Total
                           Accounts*          Assets*           Accounts            Assets            Accounts             Assets
----------------------- ----------------- ----------------- ------------------ ------------------ ------------------ ---------------
----------------------- ----------------- ----------------- ------------------ ------------------ ------------------ ---------------
Nevin P. Chitkara              19          $24.1 billion            5            $1.4 billion            28             $5.9 billion
----------------------- ----------------- ----------------- ------------------ ------------------ ------------------ ---------------
----------------------- ----------------- ----------------- ------------------ ------------------ ------------------ ---------------
Steven R. Gorham               19          $24.1 billion            5            $1.4 billion            28             $5.9 billion
----------------------- ----------------- ----------------- ------------------ ------------------ ------------------ ---------------
----------------------- ----------------- ----------------- ------------------ ------------------ ------------------ ---------------
Matthew W. Ryan                13           $3.3 billion            7            $2.0 billion             5             $2.8 billion
----------------------- ----------------- ----------------- ------------------ ------------------ ------------------ ---------------
----------------------- ----------------- ----------------- ------------------ ------------------ ------------------ ---------------
Benjamin Stone                 4            $2.1 billion            1           $262.0 million            0                 N/A
----------------------- ----------------- ----------------- ------------------ ------------------ ------------------ ---------------
----------------------- ----------------- ----------------- ------------------ ------------------ ------------------ ---------------
Erik S. Weisman                9            $2.1 billion            4            $1.2 billion             0                 N/A
----------------------- ----------------- ----------------- ------------------ ------------------ ------------------ ---------------
----------------------- ----------------- ----------------- ------------------ ------------------ ------------------ ---------------
Barnaby Weiner                 4            $2.1 billion            5            $1.2 billion             4           $178.3 million
----------------------- ----------------- ----------------- ------------------ ------------------ ------------------ ---------------

----------------

*  Includes the Fund.

Advisory fees are not based upon performance of any of the accounts identified in the table above.


                  The date of this Supplement is June 1, 2009.